Condensed statement of financial position and comprehensive income information of associates (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	₩ 552,419,581	₩ 459,600,510
Liabilities	510,489,200	422,949,080
Net profit (loss)	3,642,384	3,198,265	₩ 2,949,205
Other comprehensive income	565,910	51,292	(429,114)
Total comprehensive income	4,208,294	3,249,557	₩ 2,520,091
Associates
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	8,662,468	6,933,438
Liabilities	4,048,306	3,767,893
Operating revenue	543,587	261,717
Net profit (loss)	155,224	29,021
Other comprehensive income	23,358	(14,753)
Total comprehensive income	178,582	14,268
BNP Paribas Cardif Life Insurance
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	3,896,875	3,995,746
Liabilities	3,545,682	3,662,567
Operating revenue	37,067	53,756
Net profit (loss)	(3,919)	5,191
Other comprehensive income	24,402	(10,268)
Total comprehensive income	20,483	(5,077)
Neoplux Technology Valuation Investment Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	49,890	57,018
Liabilities	738	804
Operating revenue	3,953	390
Net profit (loss)	(2,078)	(724)
Other comprehensive income	0	(1,969)
Total comprehensive income	(2,078)	(2,693)
Partners 4th Growth Investment Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	60,775	67,403
Liabilities	1,106	954
Operating revenue	14	4,424
Net profit (loss)	(1,904)	3,025
Other comprehensive income	0	0
Total comprehensive income	(1,904)	3,025
KTB Newlake Global Healthcare PEF
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	37,187	32,508
Liabilities	151	123
Operating revenue	387	69
Net profit (loss)	(349)	(793)
Other comprehensive income	0	0
Total comprehensive income	(349)	(793)
DAEKWANG SEMICONDUCTOR CO., LTD.
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	23,507	25,459
Liabilities	7,328	9,537
Operating revenue	1,248	15,794
Net profit (loss)	248	(2,341)
Other comprehensive income	9	0
Total comprehensive income	257	(2,341)
Shinhan-Neoplux Energy Newbiz Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	33,791	17,347
Liabilities	18	315
Operating revenue	26	19
Net profit (loss)	(1,259)	(968)
Other comprehensive income	0	0
Total comprehensive income	(1,259)	(968)
Shinhan-Albatross Tech Investment Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	17,681	18,009
Liabilities	182	182
Operating revenue	1,263	299
Net profit (loss)	551	(435)
Other comprehensive income	(917)	917
Total comprehensive income	(366)	482
KCLAVIS Meister Fund No.17
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	4,689	11,866
Liabilities	96	47
Operating revenue	425	398
Net profit (loss)	(322)	167
Other comprehensive income	0	0
Total comprehensive income	(322)	167
SG No.9 Corporate Recovery Private Equity Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	0	5,566
Liabilities	0	181
Operating revenue	0	0
Net profit (loss)	0	2,136
Other comprehensive income	0	0
Total comprehensive income	0	2,136
Plutus-SG Private Equity Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	16,006	16,012
Liabilities	138	69
Operating revenue	700	778
Net profit (loss)	419	499
Other comprehensive income	0	0
Total comprehensive income	419	499
SG ARGES Private Equity Fund No.1
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	0	18,085
Liabilities	0	46
Operating revenue	0	0
Net profit (loss)	0	888
Other comprehensive income	0	0
Total comprehensive income	0	888
Eum Private Equity Fund No.3
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	17,243	23,552
Liabilities	27	5
Operating revenue	6,305	1,667
Net profit (loss)	5,604	1,311
Other comprehensive income	0	0
Total comprehensive income	5,604	1,311
KTB Confidence Private Placement
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	19,369	38,559
Liabilities	64	21,054
Operating revenue	7,328	506
Net profit (loss)	3,122	256
Other comprehensive income	0	(3,629)
Total comprehensive income	3,122	(3,373)
Meritz AI-SingA330-A Investment Type Private Placement Special Asset Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	17,821	22,739
Liabilities	1	1
Operating revenue	1,280	1,451
Net profit (loss)	377	62
Other comprehensive income	0	0
Total comprehensive income	377	62
Meritz AI-SingA330-B Investment Type Private Placement Special Asset Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	44,228	41,809
Liabilities	2	2
Operating revenue	3,445	3,027
Net profit (loss)	1,217	1,044
Other comprehensive income	0	0
Total comprehensive income	1,217	1,044
VOGO DEBT STRATEGY QUALIFIED INV PRIVATE R/E INV TR 4
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	49,683	24,174
Liabilities	33	15
Operating revenue	4,198	3,046
Net profit (loss)	1,391	1,165
Other comprehensive income	0	0
Total comprehensive income	1,391	1,165
Platform Partners brick save Private Investment trust
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	0	8,286
Liabilities	0	64
Operating revenue	0	809
Net profit (loss)	0	763
Other comprehensive income	0	0
Total comprehensive income	0	763
Shinhan-Midas Donga Secondary Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	6,973	0
Liabilities	1	0
Operating revenue	88	0
Net profit (loss)	(651)	0
Other comprehensive income	0	0
Total comprehensive income	(651)	0
ShinHan - Soo Young Entrepreneur Investment Fund No.1
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	18,963	0
Liabilities	9	0
Operating revenue	1,656	0
Net profit (loss)	113	0
Other comprehensive income	0	0
Total comprehensive income	113	0
Synergy-Shinhan Mezzanine New Technology Investment Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	8,266	21,312
Liabilities	51	0
Operating revenue	834	553
Net profit (loss)	535	331
Other comprehensive income	0	0
Total comprehensive income	535	331
The Asia Pacific Capital Fund II L.P.
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	0	1,674
Liabilities	0	86
Operating revenue	0	1
Net profit (loss)	0	(25,828)
Other comprehensive income	0	0
Total comprehensive income	0	(25,828)
Shinhan Praxis K-Growth Global Private Equity Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	54,786	87,897
Liabilities	185	307
Operating revenue	27,588	31,059
Net profit (loss)	13,361	26,381
Other comprehensive income	0	0
Total comprehensive income	13,361	26,381
Credian Healthcare Private Equity Fund II
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	7,001	13,408
Liabilities	24	47
Operating revenue	1,542	2,364
Net profit (loss)	1,031	2,171
Other comprehensive income	0	0
Total comprehensive income	1,031	2,171
Kiwoom Milestone Professional Private Real Estate Trust 19
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	59,559	57,678
Liabilities	38,744	36,839
Operating revenue	3,100	3,383
Net profit (loss)	470	422
Other comprehensive income	0	0
Total comprehensive income	470	422
AIP EUROGREEN Private Real Estate Investment Trust No.3
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	98,221	96,624
Liabilities	86	86
Operating revenue	18,362	18,700
Net profit (loss)	7,462	6,287
Other comprehensive income	0	0
Total comprehensive income	7,462	6,287
Brain Professional Private Trust No.4
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	0	19,113
Liabilities	0	46
Operating revenue	0	4,306
Net profit (loss)	0	2,435
Other comprehensive income	0	0
Total comprehensive income	0	2,435
Hanhwa US Equity Strategy Private Real Estate Fund No.1
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	59,652	58,575
Liabilities	1,750	77
Operating revenue	14,838	10,098
Net profit (loss)	3,742	6,139
Other comprehensive income	0	0
Total comprehensive income	3,742	6,139
Brain KS Qualified Privately Placed Fund No.6
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	0	10,089
Liabilities	0	0
Operating revenue	0	812
Net profit (loss)	0	477
Other comprehensive income	0	0
Total comprehensive income	0	477
Shinhan Global Healthcare Fund 1
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	73,388	74,409
Liabilities	701	0
Operating revenue	5,480	4
Net profit (loss)	(1,722)	(2,757)
Other comprehensive income	0	0
Total comprehensive income	(1,722)	(2,757)
JB Power TL Investment Type Private Placement Special Asset Fund 7
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	50,468	52,627
Liabilities	66	174
Operating revenue	15,476	9,878
Net profit (loss)	2,487	2,607
Other comprehensive income	0	0
Total comprehensive income	2,487	2,607
IBK AONE convertible 1
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	12,861	12,807
Liabilities	0	307
Operating revenue	1,515	2,042
Net profit (loss)	410	1,660
Other comprehensive income	0	0
Total comprehensive income	410	1,660
Rico synergy collabo Multi-Mezzanine 3
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	6,433	10,736
Liabilities	2	161
Operating revenue	1,296	686
Net profit (loss)	856	529
Other comprehensive income	0	0
Total comprehensive income	856	529
KB NA Hickory Private Special Asset Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	96,289	91,694
Liabilities	476	67
Operating revenue	16,132	9,601
Net profit (loss)	2,489	4,877
Other comprehensive income	0	0
Total comprehensive income	2,489	4,877
GB Professional Private Investment Trust 6
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	0	9,088
Liabilities	0	1
Operating revenue	0	1
Net profit (loss)	0	(13)
Other comprehensive income	0	0
Total comprehensive income	0	(13)
Koramco Europe Core Private Placement Real Estate Fund No.2-2
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	46,742	44,491
Liabilities	2,304	2,202
Operating revenue	9,328	6,470
Net profit (loss)	5,462	878
Other comprehensive income	0	0
Total comprehensive income	5,462	878
SHBNPP Private Korea Equity Long-Short Professional Feeder
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	0	77,465
Liabilities	0	10,728
Operating revenue	0	18,729
Net profit (loss)	0	728
Other comprehensive income	0	0
Total comprehensive income	0	728
Shinhan-Stonebridge Petro PEF
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	1,388	1,025,884
Liabilities	1,350	807
Operating revenue	52,928	36,968
Net profit (loss)	49,878	33,616
Other comprehensive income	0	0
Total comprehensive income	49,878	33,616
BNP Paribas Cardif General Insurance
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	43,064	51,211
Liabilities	21,936	16,986
Operating revenue	17,613	10,972
Net profit (loss)	(12,962)	(10,264)
Other comprehensive income	(136)	196
Total comprehensive income	(13,098)	(10,068)
Axis Global Growth New Technology Investment Association
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	10,064	15,308
Liabilities	0	0
Operating revenue	1	1
Net profit (loss)	(244)	(245)
Other comprehensive income	0	0
Total comprehensive income	(244)	(245)
Polaris No7 Start up and Venture Private Equity Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	8,113	15,193
Liabilities	52	10
Operating revenue	1,037	0
Net profit (loss)	928	(75)
Other comprehensive income	0	0
Total comprehensive income	928	(75)
Hermes Private Investment Equity Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	21,954	24,233
Liabilities	95	8
Operating revenue	45	6
Net profit (loss)	(2,366)	(18,025)
Other comprehensive income	0	0
Total comprehensive income	(2,366)	(18,025)
Shinhan AIM FoF Fund 1a
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	28,987	17,478
Liabilities	20	11
Operating revenue	5,556	3,004
Net profit (loss)	2,111	342
Other comprehensive income	0	0
Total comprehensive income	2,111	342
Daishin Heim Qualified Investor Private Investment Trust No.1808
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	0	29,770
Liabilities	0	405
Operating revenue	0	806
Net profit (loss)	0	741
Other comprehensive income	0	0
Total comprehensive income	0	741
Heungkuk High Class Professional Trust Private Fund 37
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	0	20,523
Liabilities	0	1,646
Operating revenue	0	1,045
Net profit (loss)	0	1,005
Other comprehensive income	0	0
Total comprehensive income	0	1,005
SHC ULMUS Fund No.1
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	10,706	0
Liabilities	0	0
Operating revenue	1,073	0
Net profit (loss)	881	0
Other comprehensive income	0	0
Total comprehensive income	881	0
Shinhan-Nvestor Liquidity Solution Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	19,524	0
Liabilities	0	0
Operating revenue	209	0
Net profit (loss)	(2,101)	0
Other comprehensive income	0	0
Total comprehensive income	(2,101)	0
IGIS Global Credit Fund 150-1
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	38,912	35,453
Liabilities	38	27
Operating revenue	2,674	3,457
Net profit (loss)	166	214
Other comprehensive income	0	0
Total comprehensive income	166	214
GX SHINHAN INTERVEST 1st Private Equity Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	131,237	125,954
Liabilities	0	0
Operating revenue	6,689	6
Net profit (loss)	5,283	(12,146)
Other comprehensive income	0	0
Total comprehensive income	5,283	(12,146)
Soo Commerce Platform Growth Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	25,765	25,905
Liabilities	3	3
Operating revenue	36	0
Net profit (loss)	(140)	(497)
Other comprehensive income	0	0
Total comprehensive income	(140)	(497)
Partner One Value up I Private Equity Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	42,602	42,776
Liabilities	0	0
Operating revenue	457	326
Net profit (loss)	(173)	(224)
Other comprehensive income	0	0
Total comprehensive income	(173)	(224)
Genesis No.1 Private Equity Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	224,322	201,103
Liabilities	7	434
Operating revenue	23,180	0
Net profit (loss)	21,872	(1,360)
Other comprehensive income	0	0
Total comprehensive income	21,872	(1,360)
GMB ICT New Technology Investment Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	29,359	29,657
Liabilities	0	0
Operating revenue	2	3
Net profit (loss)	(298)	(242)
Other comprehensive income	0	0
Total comprehensive income	(298)	(242)
Korea Omega Project Fund III
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	12,818	0
Liabilities	0	0
Operating revenue	4,432	0
Net profit (loss)	4,351	0
Other comprehensive income	0	0
Total comprehensive income	4,351	0
Soo Delivery Platform Growth Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	29,743	29,946
Liabilities	3	2
Operating revenue	675	0
Net profit (loss)	367	(56)
Other comprehensive income	0	0
Total comprehensive income	367	(56)
Genesis North America Power Company No.1 PEF
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	46,041	52,393
Liabilities	281	223
Operating revenue	4,323	1
Net profit (loss)	3,756	(1,922)
Other comprehensive income	0	0
Total comprehensive income	3,756	(1,922)
SHBNPP MAIN Professional Investment Type Private Mixed Asset Investment Trust No.3
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	89,450	26,826
Liabilities	687	237
Operating revenue	4,262	2
Net profit (loss)	1,546	(411)
Other comprehensive income	0	0
Total comprehensive income	1,546	(411)
Shinhan-Rhinos 1 Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	13,474	0
Liabilities	0	0
Operating revenue	143	0
Net profit (loss)	129	0
Other comprehensive income	0	0
Total comprehensive income	129	0
Pacific Private Investment Trust No.20
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	18,764	0
Liabilities	15	0
Operating revenue	1,247	0
Net profit (loss)	1,187	0
Other comprehensive income	0	0
Total comprehensive income	1,187	0
Susung Mezzanine project P1 Private Investment Trust
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	10,023	0
Liabilities	351	0
Operating revenue	22	0
Net profit (loss)	(91)	0
Other comprehensive income	0	0
Total comprehensive income	(91)	0
Korea Finance Security
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	32,079	0
Liabilities	10,386	0
Operating revenue	64,964	0
Net profit (loss)	(1,297)	0
Other comprehensive income	0	0
Total comprehensive income	(1,297)	0
AIP Transportation Specialized Privately Placed Fund Trust #1
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	94,437	0
Liabilities	6,042	0
Operating revenue	12,473	0
Net profit (loss)	1,242	0
Other comprehensive income	0	0
Total comprehensive income	1,242	0
Lime Neptune Professional Private 6
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	10,166	0
Liabilities	41	0
Operating revenue	460	0
Net profit (loss)	125	0
Other comprehensive income	0	0
Total comprehensive income	125	0
PCC S/W 2nd Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	10,154	0
Liabilities	0	0
Operating revenue	151	0
Net profit (loss)	4	0
Other comprehensive income	0	0
Total comprehensive income	4	0
E&Healthcare Investment Fund No.6
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	38,181	0
Liabilities	2	0
Operating revenue	4,405	0
Net profit (loss)	3,664	0
Other comprehensive income	0	0
Total comprehensive income	3,664	0
One Shinhan Global Fund 1
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	22,244	0
Liabilities	0	0
Operating revenue	92	0
Net profit (loss)	(406)	0
Other comprehensive income	0	0
Total comprehensive income	(406)	0
Kiwoom-Shinhan Innovation Fund I
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	14,719	0
Liabilities	151	0
Operating revenue	13	0
Net profit (loss)	(432)	0
Other comprehensive income	0	0
Total comprehensive income	(432)	0
Daishin-K&T New Technology Investment Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	55,686	0
Liabilities	33,103	0
Operating revenue	1,292	0
Net profit (loss)	183	0
Other comprehensive income	0	0
Total comprehensive income	183	0
Midas Asset Global CRE Debt Private Fund No.6
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	118,438	0
Liabilities	70	0
Operating revenue	3,907	0
Net profit (loss)	2,677	0
Other comprehensive income	0	0
Total comprehensive income	2,677	0
Richmond Private Investment Trust No.82
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	50,079	0
Liabilities	24,879	0
Operating revenue	1,155	0
Net profit (loss)	919	0
Other comprehensive income	0	0
Total comprehensive income	919	0
Tiger Alternative Real Estate Professional Private5
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	40,792	0
Liabilities	103	0
Operating revenue	1,628	0
Net profit (loss)	(116)	0
Other comprehensive income	0	0
Total comprehensive income	(116)	0
Samchully Midstream Private Placement Special Asset Fund 5-4
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	71,680	0
Liabilities	55	0
Operating revenue	14,423	0
Net profit (loss)	3,015	0
Other comprehensive income	0	0
Total comprehensive income	3,015	0
SHBNPP Senior Loan Professional Investment Type Private Mixed Asset Investment Trust No.3
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	269,203	0
Liabilities	48	0
Operating revenue	8,854	0
Net profit (loss)	8,289	0
Other comprehensive income	0	0
Total comprehensive income	8,289	0
AUCTUS FITRIN Corporate Recovery Private Equity Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	67,222	0
Liabilities	218	0
Operating revenue	1,187	0
Net profit (loss)	449	0
Other comprehensive income	0	0
Total comprehensive income	449	0
NH-Amundi Global Infrastructure Trust 14
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	61,696	0
Liabilities	39	0
Operating revenue	7,404	0
Net profit (loss)	2,427	0
Other comprehensive income	0	0
Total comprehensive income	2,427	0
Pacific Private Real Estate Fund Investment Trust No.30
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	39,779	0
Liabilities	270	0
Operating revenue	1,817	0
Net profit (loss)	1,547	0
Other comprehensive income	0	0
Total comprehensive income	1,547	0
Jarvis Memorial Private Investment Trust 1
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	10,279	0
Liabilities	12	0
Operating revenue	293	0
Net profit (loss)	281	0
Other comprehensive income	0	0
Total comprehensive income	281	0
Mastern Private Investment Trust 68
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	18,600	0
Liabilities	2	0
Operating revenue	533	0
Net profit (loss)	437	0
Other comprehensive income	0	0
Total comprehensive income	437	0
Vestas Qualified Investors Private Real Estate Fund Investment Trust No.37
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	7,336	0
Liabilities	7	0
Operating revenue	214	0
Net profit (loss)	(61)	0
Other comprehensive income	0	0
Total comprehensive income	(61)	0
Milestone Private Real Estate Fund 3 (Derivative Type)
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	53,610	0
Liabilities	3	0
Operating revenue	603	0
Net profit (loss)	532	0
Other comprehensive income	0	0
Total comprehensive income	532	0
IGIS Private Real Estate Investment Trust 286 (2 class)
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	75,372	0
Liabilities	51,870	0
Operating revenue	2,838	0
Net profit (loss)	(798)	0
Other comprehensive income	0	0
Total comprehensive income	(798)	0
Nomura-Rifa Private Real Estate Investment Trust 31 (2 class)
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	99,976	0
Liabilities	71,507	0
Operating revenue	2,383	0
Net profit (loss)	(331)	0
Other comprehensive income	0	0
Total comprehensive income	(331)	0
Lime Pricing Private Equity Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	32,231	0
Liabilities	118	0
Operating revenue	10	0
Net profit (loss)	(388)	0
Other comprehensive income	0	0
Total comprehensive income	(388)	0
SHBNPP Senior Loan Professional Investment Type Private Mixed Asset Investment Trust No.2
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	197,536	0
Liabilities	119	0
Operating revenue	12,963	0
Net profit (loss)	12,296	0
Other comprehensive income	0	0
Total comprehensive income	12,296	0
DS Solid.II Hedge Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	15,042	0
Liabilities	0	0
Operating revenue	4	0
Net profit (loss)	(605)	0
Other comprehensive income	0	0
Total comprehensive income	(605)	0
Hana Semiconductor New Technology Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	52,905	0
Liabilities	0	0
Operating revenue	73	0
Net profit (loss)	(595)	0
Other comprehensive income	0	0
Total comprehensive income	(595)	0
J&Magnet Startup Venture Specialized Private Equity Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	24,513	0
Liabilities	0	0
Operating revenue	0	0
Net profit (loss)	(87)	0
Other comprehensive income	0	0
Total comprehensive income	(87)	0
Cape IT Fund No.3
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	30,333	0
Liabilities	35	0
Operating revenue	0	0
Net profit (loss)	(101)	0
Other comprehensive income	0	0
Total comprehensive income	(101)	0
Vogo Realty Partners Private Real Estate Fund V
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	47,992	0
Liabilities	34	0
Operating revenue	281	0
Net profit (loss)	(1,084)	0
Other comprehensive income	0	0
Total comprehensive income	(1,084)	0
Korea Credit Bureau
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	95,764	0
Liabilities	20,075	0
Operating revenue	66,314	0
Net profit (loss)	10,604	0
Other comprehensive income	0	0
Total comprehensive income	10,604	0
SBC PFV Co., Ltd
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	120,000	0
Liabilities	40,000	0
Operating revenue	0	0
Net profit (loss)	0	0
Other comprehensive income	0	0
Total comprehensive income	0	0
Sprott Global Renewable Private Equity Fund II
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	82,721	0
Liabilities	3	0
Operating revenue	1,416	0
Net profit (loss)	(4,833)	0
Other comprehensive income	0	0
Total comprehensive income	(4,833)	0
NH-amundi global infra private fund 16
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	100,513	0
Liabilities	4,197	0
Operating revenue	4,128	0
Net profit (loss)	(2,744)	0
Other comprehensive income	0	0
Total comprehensive income	(2,744)	0
IMM Global Private Equity Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	90,870	0
Liabilities	63	0
Operating revenue	0	0
Net profit (loss)	(63)	0
Other comprehensive income	0	0
Total comprehensive income	(63)	0
HANA Alternative Estate Professional Private122
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	34,897	0
Liabilities	45	0
Operating revenue	1,561	0
Net profit (loss)	(3,035)	0
Other comprehensive income	0	0
Total comprehensive income	(3,035)	0
Hanwha-Incus Plus New Technology Fund No.1
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	12,900	0
Liabilities	1	0
Operating revenue	0	0
Net profit (loss)	(1)	0
Other comprehensive income	0	0
Total comprehensive income	(1)	0
SHBNPP Corporate Professional Investment Type Private Security Investment Trust No.7[Bond]
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	127,339	0
Liabilities	15,732	0
Operating revenue	0	0
Net profit (loss)	0	0
Other comprehensive income	0	0
Total comprehensive income	0	0
SHBNPP BNCT Professional Investment Type Private Special Asset Investment Trust
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	402,633	0
Liabilities	141,200	0
Operating revenue	10,036	0
Net profit (loss)	7,256	0
Other comprehensive income	0	0
Total comprehensive income	7,256	0
PSA EMP Private Equity Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	34,535	0
Liabilities	285	0
Operating revenue	1	0
Net profit (loss)	(250)	0
Other comprehensive income	0	0
Total comprehensive income	(250)	0
Deutsche Global Professional Investment Type Private Real Estate Investment Trust No. 24
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	57,088	0
Liabilities	728	0
Operating revenue	2,735	0
Net profit (loss)	2,198	0
Other comprehensive income	0	0
Total comprehensive income	2,198	0
SHBNPP Peace of Mind TDF 2035 Security Investment Trust [Equity Balanced-FoF]
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	22,926	0
Liabilities	641	0
Operating revenue	0	0
Net profit (loss)	0	0
Other comprehensive income	0	0
Total comprehensive income	0	0
SHBNPP Peace of Mind TDF 2040 Security Investment Trust [Equity Balanced-FoF]
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	23,865	0
Liabilities	1,329	0
Operating revenue	0	0
Net profit (loss)	0	0
Other comprehensive income	0	0
Total comprehensive income	0	0
BRAIN DO PROFESSIONALE PRIVATE No. 27
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	10,305	0
Liabilities	10	0
Operating revenue	58	0
Net profit (loss)	(5)	0
Other comprehensive income	0	0
Total comprehensive income	(5)	0
VISION US Muni US Local Debt Opportunities Professional Private1(S)
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	39,175	0
Liabilities	80	0
Operating revenue	1,440	0
Net profit (loss)	1,088	0
Other comprehensive income	0	0
Total comprehensive income	₩ 1,088	₩ 0